S000040474 [Member] Investment Strategy - iShares Ultra Short Duration Bond Active ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in a portfolio of U.S. dollar-denominated investment-grade fixed- and floating-rate debt securities that are rated BBB- or higher by S&P Global Ratings and/or Fitch Ratings, Inc. (“Fitch”), or Baa3 or higher by Moody’s Investors Service, Inc. (“Moody’s”), or, if unrated, determined by the Fund's management team to be of equivalent quality. Under normal circumstances, the Fund will invest primarily in fixed- and floating-rate securities maturing in three years or less.  Short-term investments (generally, securities with original maturities of one year or less) held by the Fund carry a rating in one of the highest two rating categories of at least one nationally recognized statistical ratings organization (“NRSRO”) (e.g., A-2, P-2 or F2 or better by S&P Global Ratings, Moody’s or Fitch, respectively), or if such investments are unrated, are determined to be of comparable quality by the Fund's management team, at the time of investment.
The Fund may invest in corporate and U.S. and non-U.S. government bonds, agency securities, instruments of non-U.S. issuers, privately issued securities, asset-backed securities (“ABS”) and mortgage-backed securities (“MBS”), structured securities, municipal bonds, repurchase agreements, money market instruments and investment companies (including investment companies advised by BFA or its affiliates).  The Fund invests a significant portion of its assets in securities issued by financial institutions, such as banks, broker-dealers and insurance companies.
Under normal circumstances, the effective duration of the Fund’s portfolio is expected to be one year or less, as calculated by the Fund’s management team. Effective duration is a measure of the Fund’s price sensitivity to changes in yields or interest rates; however, investors should be aware that effective duration is not an exact measurement and may not reliably predict a particular security’s price sensitivity to changes in yield or interest rates.
The Fund is an actively managed exchange-traded fund (“ETF”) that does not seek to replicate the performance of a specified index. The Fund may have a higher degree of portfolio turnover than funds that seek to replicate the performance of an index.
The Fund is not a money market fund and does not seek to maintain a stable net asset value of $1.00 per share. Please see the Fund's Statement of Additional Information (“SAI”) for further information.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of the collateral received).